Average number of employees - Summary of average number of employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of average number of employees [Line Items]
Average number of employees	46,807	51,029	54,938
Investment in equity accounted units [member]
Disclosure of average number of employees [Line Items]
Average number of employees	3,108	3,507	3,451
Australia and New Zealand [member]
Disclosure of average number of employees [Line Items]
Average number of employees	19,643	21,338	22,988
Australia and New Zealand [member] | Investment in equity accounted units [member]
Disclosure of average number of employees [Line Items]
Average number of employees	602	849	863
Canada [member]
Disclosure of average number of employees [Line Items]
Average number of employees	10,256	10,239	11,113
United Kingdom [member]
Disclosure of average number of employees [Line Items]
Average number of employees	309	487	542
Europe [member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,505	1,722	2,312
Africa [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	4,730	6,145	6,922
Africa [Member] | Investment in equity accounted units [member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,269	1,270	1,271
United States [member]
Disclosure of average number of employees [Line Items]
Average number of employees	3,429	3,196	3,439
Mongolia [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	2,861	2,737	2,647
Indonesia [member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,642	2,862	2,871
South America [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,434	1,554	1,509
South America [Member] | Investment in equity accounted units [member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,237	1,388	1,317
Other countries [member]
Disclosure of average number of employees [Line Items]
Average number of employees	998	749	595
Subsidiaries and joint operations [member]
Disclosure of average number of employees [Line Items]
Average number of employees	43,699	47,522	51,487
Subsidiaries and joint operations [member] | Australia and New Zealand [member]
Disclosure of average number of employees [Line Items]
Average number of employees	19,041	20,489	22,125
Subsidiaries and joint operations [member] | Canada [member]
Disclosure of average number of employees [Line Items]
Average number of employees	10,256	10,239	11,113
Subsidiaries and joint operations [member] | United Kingdom [member]
Disclosure of average number of employees [Line Items]
Average number of employees	309	487	542
Subsidiaries and joint operations [member] | Europe [member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,505	1,722	2,312
Subsidiaries and joint operations [member] | Africa [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	3,461	4,875	5,651
Subsidiaries and joint operations [member] | United States [member]
Disclosure of average number of employees [Line Items]
Average number of employees	3,429	3,196	3,439
Subsidiaries and joint operations [member] | Mongolia [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	2,861	2,737	2,647
Subsidiaries and joint operations [member] | Indonesia [member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,642	2,862	2,871
Subsidiaries and joint operations [member] | South America [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	197	166	192
Subsidiaries and joint operations [member] | Other countries [member]
Disclosure of average number of employees [Line Items]
Average number of employees	998	749	595